Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment
Movements in prepayments on flight equipment during the years ended December 31, 2018 and 2017 were as follows:

	Year Ended December 31,
	2018	2017
Prepayments on flight equipment at beginning of period	$2,930,303	$3,265,979
Prepayments made during the period	1,811,917	1,162,884
Interest paid and capitalized during the period	101,755	107,364
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,819,455)	(1,605,924)
Prepayments on flight equipment at end of period	$3,024,520	$2,930,303

Schedule of unrecorded contractual commitments for purchase of fight equipment
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2018:

	2019	2020	2021	2022	2023	Total
Purchase obligations (a)	$5,480,353	$4,806,447	$3,942,505	$2,529,114	$1,704,900	$18,463,319

(a)	Includes commitments to purchase 354 aircraft and nine purchase and leaseback transactions.

Schedule of minimum payments under lease agreements
As of December 31, 2018, future minimum lease payment obligations under operating and finance lease agreements were as follows:

	Operating leases (a)	Finance leases (b)
2019	$9,181	$2,359
2020	9,305	2,515
2021	9,201	2,681
2022	9,262	2,857
2023	9,337	3,046
Thereafter	35,243	105,327
	$81,529	$118,785

(a)	Represents contractual payments on our office and facility leases.

(b)	Finance lease obligations are recorded in other secured debt.